Note 8 - Statutory Accounting Practices (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 25,958,039	$ 21,202,435
Statutory Accounting Practices, Statutory Net Income Amount	$ 2,073,521	$ 1,267,672